Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Diluted	$ (1.70)	$ (2.41)	$ 3.58
Diluted	3,625,000	3,625,000	3,163,470